Convertible Note, Related Party and Derivative Liability (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of financial liabilities [abstract]
Schedule of Movements in Carrying Amounts of Host and Derivative Liability	The movements in the carrying amounts of the host liability and the Derivative Liability from the issue date to June 30, 2026 were as follows:

	Host liability (amortized cost)	Derivative Liability (FVTPL)	Total
(In thousands)
Proceeds allocated on issuance, March 30, 2026	$1,229	$771	$2,000
Excess of fair value over proceeds – deemed distribution (Note 20)	376	—	376
Issuance costs	(9)	—	(9)
Interest expense	62	—	62
Change in fair value recognized in profit or loss	—	(39)	(39)
As of June 30, 2026	$1,658	$732	$2,390